Noncontrolling Interest	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
NONCONTROLLING INTEREST [Text Block]
NOTE 23: NONCONTROLLING INTEREST
Navios Logistics

Following the acquisition of Horamar in January 2008, Navios Holdings owned 65.5% (excluding 504 shares still kept in escrow as of December 31, 2009, pending the achievement of final EBITDA target) of the outstanding common stock of Navios Logistics. On March 20, 2009, August 19, 2009, and December 30, 2009, the agreement pursuant to which Navios Logistics acquired CNSA and Horamar was amended to postpone until June 30, 2010 the date for determining whether the EBITDA target was achieved. On June 17, 2010, $2,500 in cash and the 504 shares remaining in escrow were released from escrow upon the achievement of the EBITDA target threshold. Following the release of the remaining shares that were held in escrow, Navios Holdings owned 63.8% of Navios Logistics.

On July 25, 2011, the Company acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd .Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol S.A. ("Vitol"). The Company paid a total consideration of $8,500 for such noncontrolling interests ($8,638 including transactions expenses), and simultaneously paid $53,155 in full and final settlement of all amounts of indebtedness of such joint ventures under certain loan agreements. The transaction was considered a step acquisition (with control maintained by Navios Logistics) and was accounted for as an equity transaction.

Navios Acquisition

On March 30, 2011, Navios Holdings completed the Navios Acquisition Share Exchange whereby Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for non-voting Series C preferred stock of Navios Acquisition pursuant to an Exchange Agreement entered into on March 30, 2011 between Navios Acquisition and Navios Holdings. The fair value of the exchange was $30,474, which was based on the share price of the publicly traded common shares of Navios Acquisition on March 30, 2011. Immediately after the Navios Acquisition Share Exchange, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition decreased to 45% and Navios Holdings no longer controls a majority of the voting power of Navios Acquisition. From that date onwards, Navios Acquisition has been considered as an affiliate entity of Navios Holdings and not as a controlled subsidiary of the Company, and the investment in Navios Acquisition has been accounted for under the equity method due to the Company's significant influence over Navios Acquisition. Navios Acquisition has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition, which since the preferred stock is considered to be, in substance, common stock for accounting purposes.

On November 4, 2011, of the 1,378,122 contingently returnable shares of common stock of Navios Acquisition that were issued on September 10, 2010 and deposited into escrow for the VLCC Acquisition, 1,160,963 shares were released to the sellers and the remaining 217,159 shares were returned to Navios Acquisition in settlement of representations and warranties attributable to the prior sellers. As of December 31, 2011, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition was 45.24% and its economic interest in Navios Acquisition was 53.96%.

The table below reflects the movement in noncontrolling interest for the years ended December 31, 2011 and 2010:

Noncontrolling interest December 31, 2009	$135,270
Consolidation of Navios Acquisition	65,157
Navios Acquisition consultancy fees	5,619
Navios Acquisition - equity issuance and warrant exercise (net of $3,364 of program related expenses) including reallocation adjustments	50,530
Navios Acquisition - equity consideration for VLCC acquisition (Note 3)	10,744
Navios Acquisition - dividends paid	(1,120)
Navios Logistics - reallocation of non-controlling interest	(19,501)
Navios Logistics - equity issuance	1,350
Navios Logistics - release of escrow shares (Note 3)	10,869
Navios Logistics dividends to noncontrolling shareholders	(470)
Loss for the year	(488)

Noncontrolling interest December 31, 2010	$257,960
Dividends paid by subsidiary to noncontrolling shareholders on common stock and preferred stock	(1,148)
Preferred stock dividends of subsidiary attributable to the noncontrolling interest	15
Navios Acquisition deconsolidation (Note 3)	(125,184)
Navios Logistics acquisition of noncontrolling interest (including transaction expenses)	(15,563)
Profit for the year	506

Noncontrolling interest December 31, 2011	$116,586